Government grant advances and loans - Research Project Financing (Details)			1 Months Ended					3 Months Ended	12 Months Ended
	Apr. 30, 2024 EUR (€)	Mar. 11, 2024 instalment	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2016 USD ($) instalment	Oct. 31, 2014 USD ($)	Oct. 31, 2014 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Jun. 30, 2025 EUR (€)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 EUR (€)	Apr. 26, 2024 USD ($)	Apr. 22, 2024 USD ($)	Apr. 09, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Feb. 12, 2024 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 30, 2022 USD ($)	Dec. 30, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Notional amount																				$ 41,315,000	$ 5,000,000	$ 54,935,000			$ 9,000,000.0
Interest rate																									9.50%
Debt Carrying Value Reduction									$ 1,262,000
Accrued interest									$ 104,000,000		$ 556,000		$ 712,000
Government Grant
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects											503,000	€ 428,000
Government Grant | First Installment
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects											38,000	36,000
Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects											167,000	142,000
Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term						3 years	3 years	3 years					4 years	4 years
Number of installments | instalment					3
Reduction in debt carrying value					$ 115,000
Long-Term Research Project - October 2014 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate									1.53%
Long-Term Research Project - October 2014 | Research project financing
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 8,988,000																		€ 6,967,000
Long-Term Research Project - October 2014 | Government Grant
Disclosure of detailed information about borrowings [line items]
Notional amount								3,815,000																		2,957,000
Long-Term Research Project - October 2014 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 5,173,000																		€ 4,010,000
Proceeds received from long-term projects													$ 1,126,000	€ 992,000
Repayment of government loans									$ (712,000)	€ (679,000)	$ (1,250,000)	€ (1,130,000)	$ (939,000)	€ (870,000)
Long-Term Research Project - January 2016 | Research project financing
Disclosure of detailed information about borrowings [line items]
Notional amount																											$ 316,000	€ 309,000
Long-Term Research Project - January 2016 | Government Grant
Disclosure of detailed information about borrowings [line items]
Notional amount																											$ 507,000	€ 473,000
Long-Term Research Project - March 2024
Disclosure of detailed information about borrowings [line items]
Number of installments | instalment		4
Long-Term Research Project - March 2024 | Research project financing
Disclosure of detailed information about borrowings [line items]
Notional amount																							$ 11,838,000	€ 10,888,000
Long-Term Research Project - March 2024 | Government Grant
Disclosure of detailed information about borrowings [line items]
Notional amount																							8,101,000	7,451,000
Long-Term Research Project - March 2024 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 3,066,000														€ 2,718,000	$ 2,025,000	€ 1,863,000				$ 3,737,000	€ 3,437,000
Interest rate									5.07%
Proceeds received from long-term projects	€ 859,000								$ 934,000
Proceeds from government grants			$ 1,129,000	€ 1,001,000
Royalty Agreement Terms | Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term						10 years	10 years								3 years	3 years
Excess sales amount threshold															$ 411,000,000	€ 350,000,000
Period after termination date															3 years	3 years
Percentage of revenue from project															1.00%	1.00%
Maximum amount payable						$ 411,250,000	€ 350,000,000
Bottom of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate									20.90%
Top of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate									22.00%